UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	12/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

December 31, 2021
Semiannual Report
to Shareholders
DWS Enhanced Commodity Strategy Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Consolidated Portfolio Summary
11	Consolidated Investment Portfolio
34	Consolidated Statement of Assets and Liabilities
36	Consolidated Statement of Operations
37	Consolidated Statements of Changes in Net Assets
38	Consolidated Financial Highlights
44	Notes to Consolidated Financial Statements
63	Information About Your Fund’s Expenses
65	Advisory Agreement Board Considerations and Fee Evaluation
70	Account Management Resources
72	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Enhanced Commodity Strategy Fund

The Fund invests in commodity-linked derivatives which may subject the Fund to special risks. Market price movements or regulatory and economic changes will have a significant impact on the Fund’s performance. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. A counterparty with whom the Fund does business may decline in financial health and become unable to honor its commitments, which could cause losses for the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Enhanced Commodity Strategy Fund	|	3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains moderately positive overall, buoyed by good corporate earnings and continued support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation came back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. We expect to see inflation begin to decline in 2022, as economic activity returns to a more typical level.
Our CIO office believes the U.S. Federal Reserve will likely stop asset purchases by the end of the first quarter of 2022. We believe this step is an attempt to manage inflation expectations and it will likely be followed by a series of rate hikes beginning in 2022.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4	|	DWS Enhanced Commodity Strategy Fund

Performance Summary	December 31, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/21
Unadjusted for Sales Charge	4.78%	29.40%	2.96%	–1.03%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.25%	21.96%	1.75%	–1.61%
Bloomberg Commodity Index†	4.92%	27.11%	3.66%	–2.85%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/21
Unadjusted for Sales Charge	4.67%	29.24%	2.95%	–1.04%
Adjusted for the Maximum Sales Charge (max 2.50% load)	2.06%	26.01%	2.43%	–1.29%
Bloomberg Commodity Index†	4.92%	27.11%	3.66%	–2.85%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/21
Unadjusted for Sales Charge	4.28%	28.31%	2.17%	–1.80%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.55%	28.31%	2.17%	–1.80%
Bloomberg Commodity Index†	4.92%	27.11%	3.66%	–2.85%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 12/31/21
No Sales Charges	5.02%	29.91%	3.35%	3.24%
Bloomberg Commodity Index†	4.92%	27.11%	3.66%	3.78%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/21
No Sales Charges	4.90%	29.72%	3.17%	–0.82%
Bloomberg Commodity Index†	4.92%	27.11%	3.66%	–2.85%
Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/21
No Sales Charges	4.92%	29.76%	3.31%	–0.70%
Bloomberg Commodity Index†	4.92%	27.11%	3.66%	–2.85%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not
DWS Enhanced Commodity Strategy Fund	|	5

guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2021 are 1.42%, 1.37%, 2.09%, 1.02%, 1.19% and 1.09% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS Enhanced Commodity Strategy Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended December 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
6	|	DWS Enhanced Commodity Strategy Fund

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on June 1, 2016.
†	The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
12/31/21	$ 8.20	$ 8.20	$ 7.32	$ 8.32	$ 8.30	$ 8.32
6/30/21	$11.23	$11.24	$10.04	$11.39	$11.37	$11.40
Distribution Information as of 12/31/21
Income Dividends, Six Months	$ 3.55	$ 3.55	$ 3.15	$ 3.62	$ 3.61	$ 3.63
DWS Enhanced Commodity Strategy Fund	|	7

Portfolio Management Team
Darwei Kung, Head of Investment Strategy Liquid Real Assets
Portfolio Manager of the Fund. Began managing the Fund in 2010.
—	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.
—	Portfolio Manager: New York.
—	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—	Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
—	Senior Portfolio Manager: New York.
—	BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.
8	|	DWS Enhanced Commodity Strategy Fund

Consolidated Portfolio Summary	(Unaudited)
The Fund invests in commodity-linked derivative instruments backed by a portfolio of fixed-income instruments.
Commodity-Linked Investments
Commodity Sector Allocation (Commodity Exposure from Commodity-Linked Derivative Instruments as a % of Net Assets)	12/31/21	6/30/21
Energy	37%	39%
Agriculture	24%	25%
Industrial	13%	15%
Precious Metals	11%	15%
Livestock	5%	6%
	90%	100%
Fixed-Income Investments
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/21	6/30/21
Government & Agency Obligations	47%	48%
Corporate Bonds	28%	21%
Cash Equivalents	10%	10%
Asset-Backed	6%	6%
Commercial Mortgage-Backed Securities	5%	5%
Exchange-Traded Funds	2%	1%
Collateralized Mortgage Obligations	1%	1%
Short-Term U.S. Treasury Obligations	1%	8%
	100%	100%
Quality (Excludes Securities Lending Collateral and Cash Equivalents)	12/31/21	6/30/21
AAA	72%	69%
AA	7%	8%
A	7%	8%
BBB	11%	12%
Below BBB	2%	2%
Not Rated	1%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
DWS Enhanced Commodity Strategy Fund	|	9

Interest Rate Sensitivity	12/31/21	6/30/21
Effective Maturity	1.5 years	1.6 years
Effective Duration	0.8 years	0.8 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Consolidated portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s consolidated investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 70 for contact information.
10	|	DWS Enhanced Commodity Strategy Fund

ConsolidatedInvestment Portfolio
as of December 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Corporate Bonds 26.8%
Communication Services 1.3%
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	5,972,895
Baidu, Inc., 2.875%, 7/6/2022	2,000,000	2,016,950
Charter Communications Operating LLC, 4.908%, 7/23/2025	3,000,000	3,303,325
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	1,000,000	1,053,760
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	442,000
Meituan, 144A, 2.125%, 10/28/2025	720,000	693,696
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,275,106
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,080,313
Tencent Holdings Ltd., 144A, 3.28%, 4/11/2024	6,000,000	6,261,916
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	972,899
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	216,275
		25,289,135
Consumer Discretionary 3.0%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,911,916
Daimler Finance North America LLC:
144A, 1.75%, 3/10/2023	5,000,000	5,049,983
144A, 3.35%, 2/22/2023	3,000,000	3,083,245
Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	1,360,000	1,412,931
General Motors Financial Co., Inc., 3-month USD-LIBOR + 0.99%, 1.123% (a), 1/5/2023	7,000,000	7,028,976
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,517,922
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,913,591
144A, 1.25%, 9/18/2023	4,685,000	4,681,107
144A, 2.375%, 2/10/2023	2,090,000	2,118,930
Hyundai Capital Services, Inc., 144A, 3.75%, 3/5/2023	2,000,000	2,058,215
Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,125,520
144A, 3.0%, 4/25/2023	4,000,000	4,109,193
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	323,175
Nissan Motor Acceptance Corp., 144A, 2.6%, 9/28/2022	4,000,000	4,041,804
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	467,000	488,015
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	2,450,000	2,491,160
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	11

	Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC:
144A, 0.75%, 11/23/2022	5,000,000	4,999,174
144A, 2.7%, 9/26/2022	4,160,000	4,220,167
		60,575,024
Consumer Staples 0.1%
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	960,000	949,209
JDE Peet’s NV, 144A, 0.8%, 9/24/2024	1,740,000	1,704,924
		2,654,133
Energy 2.5%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,204,080
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	1,830,000	1,876,921
Canadian Natural Resources Ltd., 3.8%, 4/15/2024	750,000	786,616
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,052,853
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,120,020
Energy Transfer LP:
3.6%, 2/1/2023	5,920,000	6,034,842
4.25%, 3/15/2023	1,170,000	1,202,283
Lukoil International Finance BV, REG S, 4.75%, 11/2/2026	1,000,000	1,068,280
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,757,147
MPLX LP:
3.5%, 12/1/2022	605,000	617,805
4.875%, 12/1/2024	2,000,000	2,170,791
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	2,057,772
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	2,000,000	2,078,865
144A, 4.875%, 5/3/2022	1,000,000	1,013,213
Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	1,010,000
4.625%, 9/21/2023	1,000,000	1,025,010
4.875%, 1/18/2024	1,000,000	1,035,000
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,025,980
Phillips 66, 0.9%, 2/15/2024	2,020,000	2,005,006
Plains All American Pipeline LP, 3.85%, 10/15/2023	4,000,000	4,148,031
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,201,153
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	887,000	887,000
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,537,877
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026	1,180,000	1,203,600
The accompanying notes are an integral part of the consolidated financial statements.
12	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,502,688
Western Midstream Operating LP, 3-month USD-LIBOR + 1.85%, 1.972% (a), 1/13/2023	2,000,000	1,997,060
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,354,226
		49,974,119
Financials 11.7%
AerCap Ireland Capital DAC:
2.45%, 10/29/2026	2,110,000	2,127,302
4.875%, 1/16/2024	2,350,000	2,499,125
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,552,596
144A, 5.25%, 8/11/2025	2,000,000	2,199,211
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,323,450
Ally Financial Inc., 1.45%, 10/2/2023	2,500,000	2,511,472
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	8,183,823
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	5,290,000	5,532,983
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,764,071
Banco de Credito del Peru:
REG S, 2.7%, 1/11/2025	1,000,000	1,018,760
144A, 4.25%, 4/1/2023	1,000,000	1,033,510
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, REG S, 4.125%, 11/9/2022	1,000,000	1,023,760
Banco Santander SA, 3.125%, 2/23/2023	4,600,000	4,708,226
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,022,510
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,115,619
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,963,520
4.61%, 2/15/2023	8,000,000	8,034,215
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,120,818
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,557,539
BPCE SA:
144A, 2.375%, 1/14/2025	300,000	305,210
144A, 3.0%, 5/22/2022	1,500,000	1,514,242
144A, 5.7%, 10/22/2023	1,645,000	1,768,287
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 0.39% (a), 6/22/2023	3,900,000	3,901,152
0.95%, 6/23/2023	4,800,000	4,805,851
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	3,000,000	3,158,244
Citigroup, Inc., 4.4%, 6/10/2025	5,000,000	5,445,137
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	2,000,000	2,051,961
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	13

	Principal Amount ($)	Value ($)
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,009,574
Credit Agricole SA, 144A, 3.75%, 4/24/2023	5,000,000	5,180,314
Credit Suisse AG, 1.0%, 5/5/2023	4,000,000	4,010,473
Discover Bank, 3.35%, 2/6/2023	3,085,000	3,158,792
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,038,000	3,143,701
Goldman Sachs Group, Inc.:
0.925%, 10/21/2024	3,780,000	3,763,740
1.217%, 12/6/2023	6,000,000	6,015,325
HSBC Holdings PLC:
3.6%, 5/25/2023	5,000,000	5,184,997
4.25%, 3/14/2024	5,600,000	5,913,159
ING Groep NV:
3.15%, 3/29/2022	1,580,000	1,590,328
3.55%, 4/9/2024	3,950,000	4,140,550
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,937,746
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,505,720
JPMorgan Chase & Co., SOFR + 0.58%, 0.63% (a), 6/23/2025	6,000,000	6,001,499
Kookmin Bank, 144A, 1.75%, 5/4/2025	805,000	811,658
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	755,774
Lloyds Banking Group PLC, 1.326%, 6/15/2023	3,500,000	3,505,879
Macquarie Group Ltd., 144A, SOFR + 0.92%, 0.97% (a), 9/23/2027	6,000,000	5,992,839
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	5,064,116
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,155,487
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,361,536
Morgan Stanley:
0.731%, 4/5/2024	5,000,000	4,984,493
SOFR + 0.7%, 0.749% (a), 1/20/2023	2,000,000	2,000,311
0.791%, 1/22/2025	6,000,000	5,939,214
National Bank of Canada, 2.1%, 2/1/2023	5,000,000	5,067,376
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,480,011
NatWest Markets PLC:
144A, 0.8%, 8/12/2024	1,000,000	983,469
144A, SOFR + 1.662%, 1.712% (a), 9/29/2022	3,000,000	3,029,172
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,565,799
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,528,399
REC Ltd., 144A, 4.75%, 5/19/2023	1,423,000	1,478,058
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	1,025,720
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,285,487
The accompanying notes are an integral part of the consolidated financial statements.
14	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB, 144A, 3.05%, 3/25/2022	2,750,000	2,764,465
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,798,356
Standard Chartered PLC:
144A, 1.319%, 10/14/2023	2,500,000	2,502,040
144A, 1.822%, 11/23/2025	1,010,000	1,008,757
144A, 4.247%, 1/20/2023	2,080,000	2,082,980
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 0.49% (a), 9/16/2024	2,240,000	2,238,163
Synchrony Bank, 3.0%, 6/15/2022	4,310,000	4,347,539
Synchrony Financial, 4.25%, 8/15/2024	1,000,000	1,059,131
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	998,360
UBS AG:
144A, SOFR + 0.32%, 0.37% (a), 6/1/2023	7,000,000	6,997,013
144A, 0.375%, 6/1/2023	3,000,000	2,976,496
		231,586,610
Health Care 0.6%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	1,045,026
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,763,474
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	370,000	392,200
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,706,486
		11,907,186
Industrials 1.1%
Boeing Co., 1.95%, 2/1/2024	2,000,000	2,022,695
Bombardier, Inc., 144A, 7.125%, 6/15/2026	2,000,000	2,074,820
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	520,000	546,526
Global Payments, Inc., 1.5%, 11/15/2024	4,290,000	4,290,599
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,170,400
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,275,137
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025	3,155,000	3,073,874
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,197,459
Southwest Airlines Co., 4.75%, 5/4/2023	2,305,000	2,413,895
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	134,639	148,653
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,000,000	1,989,280
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	397,500
		21,600,838
Information Technology 1.9%
DXC Technology Co., 1.8%, 9/15/2026	4,520,000	4,466,418
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,276,581
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	15

	Principal Amount ($)	Value ($)
Microchip Technology, Inc.:
0.972%, 2/15/2024	4,000,000	3,964,818
144A, 0.983%, 9/1/2024	1,570,000	1,541,155
2.67%, 9/1/2023	1,250,000	1,276,618
4.25%, 9/1/2025	170,000	176,558
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,238,404
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,501,607
Seagate HDD Cayman, 4.875%, 3/1/2024	1,940,000	2,057,176
VMware, Inc.:
1.0%, 8/15/2024	4,270,000	4,228,777
2.95%, 8/21/2022	4,800,000	4,856,395
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,109,400
		37,693,907
Materials 1.3%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	1,000,000	1,034,182
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	1,054,911
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	1,035,549
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	299,000	302,438
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,385,000	1,370,770
144A, 4.125%, 3/12/2024	4,640,000	4,878,960
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,595,010
REG S, 4.75%, 5/15/2025	500,000	531,670
LYB International Finance III LLC, 1.25%, 10/1/2025	1,962,000	1,928,788
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,637,828
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,559,075
Nucor Corp., 2.0%, 6/1/2025	635,000	647,463
POSCO, 144A, 4.0%, 8/1/2023	2,000,000	2,082,206
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,270,975
		24,929,825
Real Estate 0.5%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	690,000	677,674
iStar, Inc., (REIT), 4.25%, 8/1/2025	450,000	460,125
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	330,000	351,810
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,340,000	1,329,527
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	848,000
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	240,000	241,320
The accompanying notes are an integral part of the consolidated financial statements.
16	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	995,000
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	1,087,000
REG S, (REIT), 5.25%, 12/15/2024	1,000,000	1,087,000
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,927,688
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	140,000	142,100
		10,147,244
Utilities 2.8%
Alexander Funding Trust, 144A, 1.841%, 11/15/2023	2,200,000	2,207,470
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,255,000	2,239,460
CenterPoint Energy, Inc., SOFR + 0.65%, 0.7% (a), 5/13/2024	3,270,000	3,271,210
Dominion Energy, Inc., 3.071%8/15/2024	3,159,000	3,269,872
Duke Energy Corp., SOFR + 0.25%, 0.3% (a), 6/10/2023	4,720,000	4,714,832
Edison International, 3.125%, 11/15/2022	2,000,000	2,031,223
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	946,657
144A, 2.625%, 6/19/2022	4,740,000	4,774,602
NextEra Energy Capital Holdings Inc., 0.65%, 3/1/2023	5,000,000	4,989,882
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,381,538
Pacific Gas and Electric Co.:
1.7%, 11/15/2023	1,620,000	1,624,184
1.75%, 6/16/2022	9,000,000	9,000,029
Southern California Edison Co.:
SOFR + 0.35%, 0.4% (a), 6/13/2022	6,210,000	6,211,377
0.7%, 8/1/2023	3,850,000	3,825,852
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,508,595
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	3,000,000	3,089,328
		55,086,111
Total Corporate Bonds (Cost $526,720,798)		531,444,132
Asset-Backed 5.6%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust:
“C” , Series 2020-2, 1.48%, 2/18/2026	1,100,000	1,106,451
“C” , Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,816,087
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	17

	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC, “B” , Series 2017-2A, 144A, 3.33%, 3/20/2024	720,000	733,994
Canadian Pacer Auto Receivables Trust, “B” , Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,512,458
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	754,855
Chase Auto Credit Linked Notes:
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	921,479	917,909
“D” , Series 2020-2, 144A, 1.487%, 2/25/2028	674,410	674,004
“E” , Series 2020-2, 144A, 3.072%, 2/25/2028	1,124,400	1,130,146
“E” , Series 2020-1, 144A, 3.715%, 1/25/2028	533,092	537,824
CPS Auto Receivables Trust:
“B” , Series 2020-B, 144A, 2.11%, 4/15/2026	599,940	600,520
“D” , Series 2017-D, 144A, 3.73%, 9/15/2023	584,084	586,697
“E” , Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,595,302
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	688,433
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	761,593
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,160,424
“C” , Series 2020-1, 144A, 2.24%, 1/15/2026	2,240,000	2,262,491
“B” , Series 2020-2, 144A, 2.61%, 4/15/2026	3,348,000	3,377,988
“C” , Series 2019-3, 144A, 2.74%, 10/15/2025	3,000,000	3,055,142
“C” , Series 2019-4, 144A, 2.77%, 12/15/2025	165,000	168,481
“C” , Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	513,024
Foursight Capital Automobile Receivables Trust:
“B” , Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,261,025
“A3” , Series 2019-1, 144A, 2.67%, 3/15/2024	201,720	201,874
GMF Floorplan Owner Revolving Trust:
“C” , Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	697,688
“A” , Series 2019-1, 144A, 2.7%, 4/15/2024	510,000	513,401
Hertz Vehicle Financing LLC:
“B” , Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	989,975
“C” , Series 2021-1A, 144A, 2.05%, 12/26/2025	1,750,000	1,731,833
JPMorgan Chase Bank NA:
“C” , Series 2021-3, 144A, 0.86%, 2/26/2029	685,991	681,698
“D” , Series 2021-3, 144A, 1.009%, 2/26/2029	514,493	510,219
“D” , Series 2021-2, 144A, 1.138%, 12/26/2028	429,993	428,220
“E” , Series 2021-2, 144A, 2.28%, 12/26/2028	752,489	749,406
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	488,015	486,139
Santander Bank NA:
“B” , Series 2021-1A, 144A, 1.833%, 12/15/2031	1,000,000	998,807
“C” , Series 2021-1A, 144A, 3.268%, 12/15/2031	675,000	674,185
The accompanying notes are an integral part of the consolidated financial statements.
18	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Santander Consumer Auto Receivables Trust:
“B” , Series 2021-CA, 144A, 1.44%, 4/17/2028	465,976	466,587
“B” , Series 2021-BA, 144A, 1.45%, 10/16/2028	327,005	327,907
“B” , Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,013,461
Santander Drive Auto Receivables Trust:
“C” , Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,196,594
“C” , Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,758,178
Skopos Auto Receivables Trust, “C” , Series 2019-1A, 144A, 3.63%, 9/16/2024	1,088,660	1,098,714
Tesla Auto Lease Trust, “C” , Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,006,673
World Omni Select Auto Trust, “C” , Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,521,380
		45,267,787
Credit Card Receivables 0.6%
Continental Finance Credit Card ABS Master Trust, “A” , Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,999,430
Evergreen Credit Card Trust, “C” , Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	1,011,853
Genesis Sales Finance Master Trust:
“A” , Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,726,587
“A” , Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	501,519
Mercury Financial Credit Card Master Trust, “A” , Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,496,748
Synchrony Credit Card Master Note Trust, “C” , Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,347,024
		13,083,161
Miscellaneous 2.7%
Babson CLO Ltd.:
“BR” , Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.532% (a), 1/20/2031	2,000,000	1,983,690
“BR” , Series 2014-IA, 144A, 3-month USD-LIBOR + 2.2%, 2.332% (a), 7/20/2025	109,209	109,250
BlueMountain Fuji U.S. CLO II Ltd., “A1B” , Series 2017-2A, 144A, 3-month USD-LIBOR + 1.35%, 1.482% (a), 10/20/2030	4,000,000	3,999,988
CF Hippolyta LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	887,345	874,117
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	2,454,676	2,451,999
Dell Equipment Finance Trust:
“C” , Series 2019-2, 144A, 2.18%, 10/22/2024	1,750,000	1,761,397
“D” , Series 2019-1, 144A, 3.45%, 3/24/2025	2,400,000	2,403,786
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	19

	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust, “A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	477,511	483,674
HPEFS Equipment Trust:
“C” , Series 2020-2A, 144A, 2.0%, 7/22/2030	1,890,000	1,910,552
“C” , Series 2019-1A, 144A, 2.49%, 9/20/2029	1,140,000	1,148,371
Madison Park Funding XXIX Ltd., “A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.45%, 1.572% (a), 10/18/2030	2,500,000	2,500,105
Madison Park Funding XXVI Ltd., “AR” , Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 1.329% (a), 7/29/2030	3,646,000	3,646,853
MVW LLC:
“B” , Series 2021-1WA, 144A, 1.44%, 1/22/2041	425,702	419,397
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	293,142	293,336
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	785,297	791,993
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	293,142	296,641
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	999,210	1,013,004
Neuberger Berman Loan Advisers CLO Ltd.:
“B” , Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.524% (a), 1/15/2030	5,250,000	5,250,089
“A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.524% (a), 10/19/2031	3,000,000	3,000,135
New Economy Assets Phase 1 Sponsor LLC, “B1” , Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,127,592
NRZ Excess Spread-Collateralized Notes:
“A” , Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,917,765	1,915,784
“A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	709,198	712,220
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	631,206	632,858
Transportation Finance Equipment Trust, “C” , Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,260,558
Venture XXX CLO Ltd., “A2” , Series 2017-30A, 144A, 3-month USD-LIBOR + 1.35%, 1.474% (a), 1/15/2031	10,000,000	9,995,750
Verizon Owner Trust, “C” , Series 2018-A, 3.55%, 4/20/2023	720,000	721,164
Voya CLO Ltd., “A1RR” , Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.142% (a), 4/17/2030	2,981,211	2,981,548
		53,685,851
Total Asset-Backed (Cost $111,877,280)		112,036,799
The accompanying notes are an integral part of the consolidated financial statements.
20	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 4.5%
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.54% (a), 6/15/2035	6,000,000	5,939,705
BAMLL Commercial Mortgage Securities Trust:
“A” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 0.85%, 0.96% (a), 9/15/2034	950,000	948,703
“B” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.26% (a), 9/15/2034	9,200,000	9,119,126
“C” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.46% (a), 9/15/2034	130,000	128,368
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.45% (a), 10/15/2034	1,500,000	1,492,469
BPR Trust:
“B” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 1.26% (a), 9/15/2038	506,000	504,731
“C” , Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 1.81% (a), 9/15/2038	340,000	339,148
“C” , Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.66% (a), 2/15/2029	1,431,100	1,430,503
BX Commercial Mortgage Trust:
“B” , Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.41% (a), 4/15/2034	6,500,000	6,459,560
“D” , Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 1.81% (a), 10/15/2037	1,579,061	1,573,194
BX Trust, “D” , Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 2.005% (a), 10/15/2036	1,725,000	1,717,438
BXP Trust:
“A” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 0.96% (a), 11/15/2034	730,000	725,302
“B” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.21% (a), 11/15/2034	6,210,000	6,079,433
CHT Mortgage Trust, “A” , Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.04% (a), 11/15/2036	1,800,000	1,798,895
Citigroup Commercial Mortgage Trust:
“AS” , Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,530,163
“B” , Series 2013-GC11, 3.732%, 4/10/2046	500,000	509,256
“C” , Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,668,900
COMM Mortgage Trust:
“AM” , Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,239,610
“AM” , Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,544,468
“B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,291,403
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	21

	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust:
“B” , Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.11% (a), 10/15/2037	2,756,000	2,767,005
“A” , Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.25% (a), 12/15/2035	1,500,000	1,506,808
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,023,710
FHLMC Multifamily Structured Pass-Through Certificates:
“X1” , Series K058, Interest Only, 0.921% (a), 8/25/2026	23,048,745	865,644
“X1” , Series K722, Interest Only, 1.309% (a), 3/25/2023	13,021,238	134,080
FREMF Mortgage Trust, “B” , Series 2012-K23, 144A, 3.656% (a), 10/25/2045	1,750,000	1,778,552
Hilton Orlando Trust, “A” , Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.03% (a), 12/15/2034	3,500,000	3,495,876
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.46% (a), 11/15/2036	4,693,470	4,664,253
IMT Trust, “BFL” , Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.06% (a), 6/15/2034	5,632,899	5,625,998
InTown Hotel Portfolio Trust, “C” , Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.61% (a), 1/15/2033	2,200,000	2,195,720
KKR Industrial Portfolio Trust, “E” , Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.66% (a), 12/15/2037	468,750	462,285
Morgan Stanley Capital I Trust, “B” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.31% (a), 7/15/2035	2,353,200	2,341,362
MTRO Commercial Mortgage Trust, “D” , Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 1.91% (a), 12/15/2033	2,500,000	2,432,320
Natixis Commercial Mortgage Securities Trust, “C” , Series 2018-285M, 144A, 3.79% (a), 11/15/2032	2,000,000	2,024,182
One New York Plaza Trust, “AJ” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.36% (a), 1/15/2036	2,378,000	2,373,951
PKHL Commercial Mortgage Trust, “D” , Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 2.11% (a), 7/15/2038	2,363,000	2,359,591
STWD Mortgage Trust, “B” , Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 1.766% (a), 11/15/2036	500,000	497,642
UBS Commercial Mortgage Trust, “XA” , Series 2017-C1, Interest Only, 1.527% (a), 6/15/2050	29,520,353	1,943,626
The accompanying notes are an integral part of the consolidated financial statements.
22	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust:
“A2” , Series 2016-C34, 2.603%, 6/15/2049	327,874	327,802
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	163,828	170,149
Total Commercial Mortgage-Backed Securities (Cost $89,367,500)		90,030,931
Collateralized Mortgage Obligations 1.3%
Barclays Mortgage Loan Trust, “A2” , Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,880,334	1,873,770
Chase Mortgage Reference Notes, “M1” , Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.352% (a), 10/25/2057	981,695	1,002,925
COLT Funding LLC:
“A2” , Series 2021-1, 144A, 1.167%, 6/25/2066	857,627	845,381
“A2” , Series 2021-3R, 144A, 1.257%, 12/25/2064	506,294	503,561
COLT Mortgage Loan Trust:
“A1” , Series 2021-2R, 144A, 0.798%, 7/27/2054	459,922	458,270
“A3” , Series 2021-2, 144A, 1.335%, 8/25/2066	2,421,010	2,386,417
“A2” , Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,770,235	1,744,847
Connecticut Avenue Securities Trust, “1M2” , Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 1.7% (a), 12/25/2041	500,000	500,626
Ellington Financial Mortgage Trust, “A2” , Series 2021-3, 144A, 1.396%, 9/25/2066	3,047,797	2,990,068
Federal National Mortgage Association, “FB” , Series 1996-44, 1-month USD-LIBOR + 0.8%, 0.892% (a), 9/25/2023	4,542	4,542
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 1.85% (a), 11/25/2041	1,200,000	1,203,008
FWD Securitization Trust:
“A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,105,452	1,111,012
“A1” , Series 2019-INV1, 144A, 2.81%, 6/25/2049	742,408	746,639
GCAT LLC, “A2” , Series 2021-NQM2, 144A, 1.242%, 5/25/2066	1,053,338	1,046,672
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	217,841	216,485
Imperial Fund Mortgage Trust:
“A2” , Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,995,612	1,966,294
“A2” , Series 2021-NQM2, 144A, 1.362%, 9/25/2056	1,912,882	1,889,823
MFA Trust:
“A3” , Series 2021-INV1, 144A, 1.262%, 1/25/2056	501,775	498,758
“A3” , Series 2021-NQM2, 144A, 1.472%, 11/25/2064	718,526	713,090
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	23

	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	834,358	830,782
Verus Securitization Trust:
“A2” , Series 2021-R3, 144A, 1.277%, 4/25/2064	819,315	817,234
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	1,626,424	1,624,634
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	257,332	257,991
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	127,199	127,340
Total Collateralized Mortgage Obligations (Cost $25,569,258)		25,360,169
Government & Agency Obligations 45.8%
Other Government Related (b) 0.7%
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,074,033
4.375%, 6/15/2022	2,000,000	2,033,525
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,779,000	2,791,005
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	3,000,000	3,079,494
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	526,142
Vnesheconombank, 144A, 6.025%, 7/5/2022	1,500,000	1,526,400
		14,030,599
Sovereign Bonds 0.4%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025 (c)	1,895,000	1,966,347
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,047,907
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,032,510
Republic of Turkey, 5.6%, 11/14/2024	1,000,000	962,500
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,154,108
		7,163,372
U.S. Treasury Obligations 44.7%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.029%, 0.114% (a), 7/31/2023 (d)	85,000,000	85,012,315
3-month U.S. Treasury Bill Money Market Yield + 0.034%, 0.119% (a), 4/30/2023 (d)	70,000,000	70,002,577
3-month U.S. Treasury Bill Money Market Yield + 0.035%, 0.12% (a), 10/31/2023 (d)	85,000,000	85,015,969
3-month U.S. Treasury Bill Money Market Yield + 0.049%, 0.134% (a), 1/31/2023 (d)	70,000,000	70,027,016
U.S. Treasury Inflation-Indexed Notes:
0.125%, 1/15/2022	36,651,300	36,727,090
The accompanying notes are an integral part of the consolidated financial statements.
24	|	DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
0.125%, 4/15/2022	34,110,300	34,608,630
0.375%, 7/15/2023	35,646,000	37,477,869
U.S. Treasury Notes:
0.125%, 4/30/2022	10,000,000	10,000,258
0.125%, 11/30/2022	50,000,000	49,886,719
0.125%, 12/31/2022	25,000,000	24,922,847
0.125%, 9/15/2023	25,000,000	24,771,485
0.125%, 10/15/2023	30,000,000	29,700,000
0.5%, 3/15/2023	40,000,000	40,015,625
0.5%, 3/31/2025	25,000,000	24,584,961
1.625%, 4/30/2023	30,000,000	30,432,422
1.75%, 6/15/2022	50,000,000	50,361,328
2.125%, 5/15/2022	50,000,000	50,361,328
2.125%, 3/31/2024	50,000,000	51,460,937
2.75%, 4/30/2023	50,000,000	51,460,937
2.75%, 5/31/2023	30,000,000	30,925,781
		887,756,094
Total Government & Agency Obligations (Cost $906,540,399)		908,950,065
Short-Term U.S. Treasury Obligations 1.1%
U.S. Treasury Bills:
0.058% (e), 5/19/2022 (f)	640,000	639,764
0.058% (e), 5/19/2022	15,000,000	14,994,461
0.058% (e), 5/19/2022	5,000,000	4,998,153
0.062% (e), 6/16/2022 (f)	640,000	639,617
Total Short-Term U.S. Treasury Obligations (Cost $21,275,113)		21,271,995
	Shares	Value ($)
Exchange-Traded Funds 1.5%
iShares 0-5 Year High Yield Corporate Bond ETF (c)	200,000	9,060,000
SPDR Bloomberg Short Term High Yield Bond ETF (c)	750,000	20,362,500
Xtrackers Short Duration High Yield Bond ETF (c) (g)	5,250	249,060
Total Exchange-Traded Funds (Cost $29,517,880)		29,671,560
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (h) (i) (Cost $13,643,275)	13,643,275	13,643,275
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	25

	Shares	Value ($)
Cash Equivalents 9.8%
DWS Central Cash Management Government Fund, 0.05% (h)	138,562,082	138,562,082
DWS ESG Liquidity Fund “Capital Shares” , 0.09% (h)	56,959,345	56,942,257
Total Cash Equivalents (Cost $195,516,377)		195,504,339
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $1,920,027,880)	97.1	1,927,913,265
Other Assets and Liabilities, Net	2.9	56,828,623
Net Assets	100.0	1,984,741,888
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 6/30/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (c) (g)
252,709	—	—	—	(3,649)	6,249	—	5,250	249,060
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (h) (i)
7,384,467	6,258,808 (j)	—	—	—	4,512	—	13,643,275	13,643,275
Cash Equivalents 9.8%
DWS Central Cash Management Government Fund, 0.05% (h)
166,221,762	1,903,544,419	1,931,204,099	—	—	33,583	—	138,562,082	138,562,082
DWS ESG Liquidity Fund “Capital Shares” , 0.09% (h)
31,932,785	25,020,863	—	—	(11,391)	21,365	—	56,959,345	56,942,257
205,791,723	1,934,824,090	1,931,204,099	—	(15,040)	65,709	—	209,169,952	209,396,674
(a)	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
The accompanying notes are an integral part of the consolidated financial statements.
26	|	DWS Enhanced Commodity Strategy Fund

(c)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $13,350,026, which is 0.7% of net assets.
(d)	At December 31, 2021, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At December 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DBX Advisors LLC.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
COT: Commitment of Traders
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LME: London Metal Exchange
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
UFJ: United Financial of Japan
ULS: Ultra-Low Sulfur
WTI: West Texas Intermediate
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, was partially phased out at the end of 2021, with the US Dollar LIBOR phase out continuing until June of 2023 at the latest for certain existing contracts. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	27

At December 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
LME Primary Aluminium Futures	USD	12/18/2023	300	20,095,995	19,402,500	(693,495)
LME Primary Aluminium Futures	USD	12/19/2022	270	17,840,250	18,677,250	837,000
Total net unrealized appreciation						143,505
At December 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Primary Aluminium Futures	USD	12/19/2022	570	39,039,495	39,429,750	(390,255)
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2021, open commodity-linked swap contracts were as follows:
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Long Positions
BACXISUS Excess Return Index/BACXISUS	1/18/2022	Merrill Lynch International Ltd.	79,260,000	(0.10%)	At Expiration	(40,518)
Barclays Commodity Strategy 1673 Excess Return Index/TRSTST24HP	1/18/2022	Barclays Bank PLC	38,400,000	—	At Expiration	133,276
Barclays Commodity Strategy 1673 Excess Return Index/TRSTST25HP	1/18/2022	Barclays Bank PLC	6,080,000	(0.28%)	At Expiration	37,022
Barclays EFS Custom Commodity Basket 08 Index/BEFSCB08	1/18/2022	Barclays Bank PLC	6,190,000	—	At Expiration	52,820
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/18/2022	Merrill Lynch International Ltd.	23,991,000	(0.14%)	At Expiration	759,584
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/18/2022	BNP Paribas	47,982,000	(0.14%)	At Expiration	1,519,167
The accompanying notes are an integral part of the consolidated financial statements.
28	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/18/2022	JPMorgan Chase Securities, Inc.	77,115,000	(0.11%)	At Expiration	2,442,694
Bloomberg Commodity Index 3 Month Forward/BCOMF3	1/18/2022	Goldman Sachs & Co.	59,978,000	(0.12%)	At Expiration	1,899,567
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/18/2022	Macquarie Bank Ltd.	25,705,000	(0.17%)	At Expiration	668,295
Bloomberg Commodity Index 6 Month Forward/BCOMF6	1/18/2022	JPMorgan Chase Securities, Inc.	77,115,000	(0.13%)	At Expiration	2,006,406
Bloomberg Commodity Index/BCOM	1/18/2022	Credit Suisse	94,251,000	(0.11%)	At Expiration	3,123,180
Bloomberg Commodity Index/BCOM	1/18/2022	Macquarie Bank Ltd.	59,978,000	(0.12%)	At Expiration	1,987,186
Bloomberg Commodity Index/BCOM	1/18/2022	Barclays Bank PLC	85,683,000	(0.11%)	At Expiration	2,839,264
Bloomberg Commodity Index/BCOM	1/18/2022	Morgan Stanley	51,410,000	(0.12%)	At Expiration	1,703,312
Bloomberg Commodity Index/BCOM	1/18/2022	JPMorgan Chase Securities, Inc.	154,229,000	(0.09%)	At Expiration	5,112,184
Bloomberg Commodity Index/BCOM	1/18/2022	Goldman Sachs & Co.	131,952,000	(0.10%)	At Expiration	4,373,124
Bloomberg Commodity Index/BCOM	1/18/2022	Canadian Imperial Bank of Commerce	42,841,000	(0.13%)	At Expiration	1,419,192
Bloomberg Commodity Index/BCOM	1/18/2022	BNP Paribas	71,974,000	(0.12%)	At Expiration	2,384,637
BNP Paribas 03 Alpha Index/BNPIFMN3	1/18/2022	BNP Paribas	69,750,000	(0.12%)	At Expiration	(131,847)
BofA Merrill Lynch Commodity Excess Return Strategy/MLCIHR6S	1/18/2022	Merrill Lynch International Ltd.	64,900,000	—	At Expiration	93,769
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	29

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Citi Commodities Gold Call Ratio Index/CICXGCCR	1/18/2022	Citigroup, Inc.	53,160,000	—	At Expiration	589,109
Citi Custom CiVICS 7 Excess Return/CVICSER7	1/18/2022	Citigroup, Inc.	358,114,000	(0.16%)	At Expiration	9,897,864
Goldman Sachs Brent Vol Carry 05/GSVLBR05	1/18/2022	Goldman Sachs & Co.	10,000,000	(0.35%)	At Expiration	108,554
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	1/18/2022	Goldman Sachs & Co.	22,130,000	(0.35%)	At Expiration	93,143
Goldman Sachs Gold Intraday Seasonality Dynamic Series 1 Excess Return Strategy/GSISGID1	1/18/2022	Goldman Sachs & Co.	58,450,000	(0.35%)	At Expiration	233,052
JPMorgan NEO Commodity Curve Alpha Index/JMABNEO1	1/18/2022	JPMorgan Chase Securities, Inc.	120,830,000	(0.35%)	At Expiration	(188,549)
Macquarie Commodity Product 708E/MQCP708E	1/18/2022	Macquarie Bank Ltd.	43,420,000	(1.00%)	At Expiration	23,545
Macquarie Vol Product 2CL2/VMAC2CL2	1/18/2022	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	236,883
Macquarie Vol Product 3GC1/VMAC3GC1	1/18/2022	Macquarie Bank Ltd.	10,000,000	(0.10%)	At Expiration	329,093
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	1/18/2022	Merrill Lynch International Ltd.	3,450,000	(0.35%)	At Expiration	62,647
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	1/18/2022	Merrill Lynch International Ltd.	95,965,000	(0.14%)	At Expiration	3,178,511
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	1/18/2022	Goldman Sachs & Co.	47,982,000	(0.35%)	At Expiration	1,625,188
Morgan Stanley MSCBDF11 Index/MSCBDF11	1/18/2022	Morgan Stanley	5,000,000	(0.79%)	At Expiration	103,223
The accompanying notes are an integral part of the consolidated financial statements.
30	|	DWS Enhanced Commodity Strategy Fund

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
Morgan Stanley MSCBVB20 Index	1/18/2022	Morgan Stanley	10,000,000	(0.45%)	At Expiration	201,258
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	1/18/2022	Royal Bank of Canada	54,837,000	(0.11%)	At Expiration	1,753,927
RBC Enhanced Commodity CC3V Index/RBCSCC3V	1/18/2022	Royal Bank of Canada	106,622,000	(0.15%)	At Expiration	(60,974)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	1/18/2022	Royal Bank of Canada	54,837,000	(0.20%)	At Expiration	1,720,769
RBC Enhanced Commodity D03 Index/RBCADC03	1/18/2022	Royal Bank of Canada	27,419,000	(0.15%)	At Expiration	882,852
RBC Enhanced Commodity MSC4 Index/RBCAMSC4	1/18/2022	Royal Bank of Canada	24,764,000	(0.35%)	At Expiration	542,322
SGI Commodity Dynamic Alpha Index/SGICCODA	1/18/2022	Societe Generale	74,720,000	(0.25%)	At Expiration	(269,365)
SGI WTI Intraday Trend Index/SGIDTWTI	1/18/2022	Societe Generale	10,350,000	(0.20%)	At Expiration	(180,388)
Societe Generale Alpha 1 Custom Excess Return/SGCOA1CE	1/18/2022	Societe Generale	104,970,000	(0.17%)	At Expiration	(14,187)
Societe Generale Commodity Index/SGCOM11S	1/18/2022	Societe Generale	25,705,000	(0.13%)	At Expiration	855,853
Societe Generale M Po 3 U Index/SGCOL45E	1/18/2022	Societe Generale	25,705,000	(0.16%)	At Expiration	817,260
Societe Generale M Po 4 U Index/SGCOM15E	1/18/2022	Societe Generale	51,410,000	(0.18%)	At Expiration	1,598,014
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	31

Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB163	1/18/2022	UBS AG	118,270,000	(0.26%)	At Expiration	5,848,157
Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)
Bloomberg Commodity Index	BCOM	68,546,000	29.0	2,271,892
Bloomberg Commodity Index 2-4-6 Forward Blend	BCOMF246	68,546,000	29.0	2,036,395
Bloomberg Gold Subindex	BCOMGC	(6,716,000)	2.8	(213,407)
Bloomberg Wheat Subindex	BCOMWH	(18,908,000)	8.0	390,237
Bloomberg Nickel Subindex	BCOMNI	(20,116,000)	8.5	(1,365,119)
Bloomberg ULS Diesel Subindex	BCOMHO	37,940,000	16.0	1,840,163
Bloomberg Brent Crude Subindex	BCOMCO	15,768,000	6.7	887,996
UBS Custom Commodity Index				5,848,157
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount ($)	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($)†
UBS Custom Commodity Index/UBSIB165	1/18/2022	UBS AG	2,500,000	(0.14%)	At Expiration	51,487
UBS Targeted Commodity Curve Carry Strategy Index/UBSTCCIS	1/18/2022	UBS AG	40,290,000	(0.10%)	At Expiration	(396,229)
Short Positions
CIBC Milling Wheat Index/CIBZCA	1/18/2022	Canadian Imperial Bank of Commerce	18,908,000	(0.23%)	At Expiration	380,163
Total net unrealized appreciation						62,405,496
†	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and commodity-linked swap contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the consolidated financial statements.
32	|	DWS Enhanced Commodity Strategy Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Consolidated Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$ 531,444,132	$—	$ 531,444,132
Asset-Backed (a)	—	112,036,799	—	112,036,799
Commercial Mortgage-Backed Securities	—	90,030,931	—	90,030,931
Collateralized Mortgage Obligations	—	25,360,169	—	25,360,169
Government & Agency Obligations (a)	—	908,950,065	—	908,950,065
Short-Term U.S. Treasury Obligations	—	21,271,995	—	21,271,995
Exchange-Traded Funds	29,671,560	—	—	29,671,560
Short-Term Investments (a)	209,147,614	—	—	209,147,614
Derivatives (b)
Futures Contracts	837,000	—	—	837,000
Commodity-Linked Swap Contracts	—	63,687,553	—	63,687,553
Total	$239,656,174	$1,752,781,644	$ —	$1,992,437,818
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (1,083,750)	$ —	$—	$ (1,083,750)
Commodity-Linked Swap Contracts	—	(1,282,057)	—	(1,282,057)
Total	$ (1,083,750)	$ (1,282,057)	$ —	$ (2,365,807)
(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	33

Consolidated Statement of Assets and Liabilities
as of December 31, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,710,624,680) — including $13,350,026 of securities loaned	$ 1,718,516,591
Investment in DWS Government & Agency Securities Portfolio (cost $13,643,275)*	13,643,275
Investment in affiliated securities, at value (cost $195,759,925)	195,753,399
Cash held as collateral for over-the-counter derivatives	12,330,000
Receivable for Fund shares sold	9,482,194
Interest receivable	5,124,057
Unrealized appreciation on bilateral swap contracts	63,687,553
Foreign taxes recoverable	2,178
Other assets	115,610
Total assets	2,018,654,857
Liabilities
Cash overdraft	59,981
Payable upon return of securities loaned	13,643,275
Payable for Fund shares redeemed	4,383,480
Payable for variation margin on futures contracts	246,764
Payable upon return of collateral for over-the-counter derivatives	12,330,000
Unrealized depreciation on bilateral swap contracts	1,282,057
Accrued management fee	1,032,909
Accrued Trustees' fees	24,926
Other accrued expenses and payables	909,577
Total liabilities	33,912,969
Net assets, at value	$ 1,984,741,888
Net Assets Consist of
Distributable earnings (loss)	92,037,250
Paid-in capital	1,892,704,638
Net assets, at value	$ 1,984,741,888
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the consolidated financial statements.
34	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities
as of December 31, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($78,584,797 ÷ 9,588,461 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.20
Maximum offering price per share (100 ÷ 94.25 of $8.20)	$ 8.70
Class T
Net Asset Value and redemption price per share ($12,377 ÷ 1,509 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.20
Maximum offering price per share (100 ÷ 97.50 of $8.20)	$ 8.41
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($14,501,518 ÷ 1,980,053 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.32
Class R6
Net Asset Value, offering and redemption price per share ($38,804,084 ÷ 4,666,449 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.32
Class S
Net Asset Value, offering and redemption price per share ($68,897,369 ÷ 8,304,449 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.30
Institutional Class
Net Asset Value, offering and redemption price per share ($1,783,941,743 ÷ 214,342,319 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.32
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	35

Consolidated Statement of Operations
for the six months ended December 31, 2021 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $8,145)	$ 13,804,679
Dividends	649,657
Income distributions from affiliated securities	61,197
Securities lending income, net of borrower rebates	4,512
Total income	14,520,045
Expenses:
Management fee	8,055,620
Administration fee	1,001,909
Services to shareholders	1,409,740
Distribution and service fees	179,199
Custodian fee	61,060
Professional fees	66,102
Reports to shareholders	111,768
Registration fees	62,640
Trustees' fees and expenses	30,096
Other	46,959
Total expenses before expense reductions	11,025,093
Expense reductions	(1,545,381)
Total expenses after expense reductions	9,479,712
Net investment income	5,040,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,768,042
Swap contracts	50,568,003
Futures	(6,907,907)
Foreign currency	138
46,428,276
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(15,040)
Non-affiliated investments	(14,951,039)
Swap contracts	59,270,058
Futures	3,151,361
47,455,340
Net gain (loss)	93,883,616
Net increase (decrease) in net assets resulting from operations	$ 98,923,949
The accompanying notes are an integral part of the consolidated financial statements.
36	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statements of Changes in Net Assets
	Six Months Ended December 31, 2021	Year Ended June 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 5,040,333	$ 12,344,024
Net realized gain (loss)	46,428,276	636,656,327
Change in net unrealized appreciation (depreciation)	47,455,340	(7,793,909)
Net increase (decrease) in net assets resulting from operations	98,923,949	641,206,442
Distributions to shareholders:
Class A	(25,039,584)	(457,584)
Class T	(3,740)	(64)
Class C	(4,552,255)	(19,511)
Class R6	(12,009,095)	(392,729)
Class S	(21,552,423)	(693,340)
Institutional Class	(577,261,986)	(15,435,292)
Total distributions	(640,419,083)	(16,998,520)
Fund share transactions:
Proceeds from shares sold	523,633,881	871,894,839
Reinvestment of distributions	583,667,996	15,960,268
Payments for shares redeemed	(643,341,687)	(1,001,555,365)
Net increase (decrease) in net assets from Fund share transactions	463,960,190	(113,700,258)
Increase (decrease) in net assets	(77,534,944)	510,507,664
Net assets at beginning of period	2,062,276,832	1,551,769,168
Net assets at end of period	$1,984,741,888	$ 2,062,276,832

The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	37

Consolidated Financial Highlights
DWS Enhanced Commodity Strategy Fund — Class A
	Six Months Ended 12/31/21	Years Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.23	$7.93	$9.47	$11.71	$10.88	$12.60
Income (loss) from investment operations:
Net investment income[a]	.01	.04	.09	.15	.08	.03
Net realized and unrealized gain (loss)	.51	3.32	(1.50)	(1.27)	.78	(.97)
Total from investment operations	.52	3.36	(1.41)	(1.12)	.86	(.94)
Less distributions from:
Net investment income	(3.55)	(.06)	(.13)	(1.12)	(.03)	(.78)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$8.20	$11.23	$7.93	$9.47	$11.71	$10.88
Total Return (%)[b,c]	4.78 **	42.59	(14.96)	(9.77)	7.87	(7.70)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	86	58	75	121	110
Ratio of expenses before expense reductions (%)	1.37 ***	1.42	1.51	1.48	1.43	1.47
Ratio of expenses after expense reductions (%)	1.25 ***	1.22	1.29	1.34	1.35	1.33
Ratio of net investment income (%)	.16 ***	.39	1.05	1.43	.73	.28
Portfolio turnover rate (%)	51 **	81	68	65	79	52
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.
38	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class T
	Six Months Ended 12/31/21	Years Ended June 30,				Period Ended
	(Unaudited)	2021	2020	2019	2018	6/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$11.24	$7.94	$9.48	$11.72	$10.88	$10.88
Income (loss) from investment operations:
Net investment income[b]	.01	.04	.09	.14	.09	.00 *
Net realized and unrealized gain (loss)	.50	3.32	(1.49)	(1.25)	.77	(.00) *
Total from investment operations	.51	3.36	(1.40)	(1.11)	.86	.00 *
Less distributions from:
Net investment income	(3.55)	(.06)	(.14)	(1.13)	(.02)	(.00) *
Net asset value, end of period	$8.20	$11.24	$7.94	$9.48	$11.72	$10.88
Total Return (%)[c,d]	4.67 **	42.55	(14.92)	(9.72)	7.95	.01 **
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12	12	8	10	11	10
Ratio of expenses before expense reductions (%)	1.27 ***	1.37	1.43	1.40	1.36	1.57 ***
Ratio of expenses after expense reductions (%)	1.24 ***	1.22	1.28	1.32	1.29	1.35 ***
Ratio of net investment income (%)	.17 ***	.39	1.07	1.42	.80	.47 ***
Portfolio turnover rate (%)	51 **	81	68	65	79	52 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to June 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended June 30, 2017.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	39

DWS Enhanced Commodity Strategy Fund — Class C
	Six Months Ended 12/31/21	Years Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$10.04	$7.11	$8.49	$10.50	$9.80	$11.39
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02)	(.03)	.03	.06	(.00) *	(.05)
Net realized and unrealized gain (loss)	.45	2.98	(1.35)	(1.13)	.70	(.88)
Total from investment operations	.43	2.95	(1.32)	(1.07)	.70	(.93)
Less distributions from:
Net investment income	(3.15)	(.02)	(.06)	(.94)	—	(.66)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$7.32	$10.04	$7.11	$8.49	$10.50	$9.80
Total Return (%)[b,c]	4.28 **	41.55	(15.59)	(10.48)	7.14	(8.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	13	9	15	27	27
Ratio of expenses before expense reductions (%)	2.00 ***	2.09	2.20	2.18	2.17	2.21
Ratio of expenses after expense reductions (%)	1.97 ***	1.97	2.04	2.09	2.09	2.08
Ratio of net investment income (loss) (%)	(.59) ***	(.35)	.32	.68	(.02)	(.47)
Portfolio turnover rate (%)	51 **	81	68	65	79	52
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.
40	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Class R6
	Six Months Ended 12/31/21	Years Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.39	$8.05	$9.62	$11.89	$11.04	$12.79
Income (loss) from investment operations:
Net investment income[a]	.03	.07	.12	.19	.13	.08
Net realized and unrealized gain (loss)	.52	3.37	(1.52)	(1.28)	.79	(.99)
Total from investment operations	.55	3.44	(1.40)	(1.09)	.92	(.91)
Less distributions from:
Net investment income	(3.62)	(.10)	(.17)	(1.18)	(.07)	(.84)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$8.32	$11.39	$8.05	$9.62	$11.89	$11.04
Total Return (%)[b]	5.02 **	43.00	(14.58)	(9.46)	8.36	(7.37)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	46	31	30	22	13
Ratio of expenses before expense reductions (%)	.98 ***	1.02	1.08	1.06	1.07	1.09
Ratio of expenses after expense reductions (%)	.89 ***	.89	.89	.95	.95	.96
Ratio of net investment income (%)	.52 ***	.73	1.42	1.86	1.14	.67
Portfolio turnover rate (%)	51 **	81	68	65	79	52
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	41

DWS Enhanced Commodity Strategy Fund — Class S
	Six Months Ended 12/31/21	Years Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.37	$8.03	$9.59	$11.86	$11.02	$12.76
Income (loss) from investment operations:
Net investment income[a]	.02	.06	.12	.17	.11	.06
Net realized and unrealized gain (loss)	.52	3.36	(1.53)	(1.28)	.78	(.99)
Total from investment operations	.54	3.42	(1.41)	(1.11)	.89	(.93)
Less distributions from:
Net investment income	(3.61)	(.08)	(.15)	(1.16)	(.05)	(.81)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$8.30	$11.37	$8.03	$9.59	$11.86	$11.02
Total Return (%)[b]	4.90 **	42.86	(14.79)	(9.58)	8.08	(7.50)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	70	83	195	520	349
Ratio of expenses before expense reductions (%)	1.16 ***	1.19	1.25	1.21	1.19	1.24
Ratio of expenses after expense reductions (%)	1.05 ***	1.03	1.09	1.14	1.12	1.13
Ratio of net investment income (%)	.35 ***	.62	1.30	1.60	.97	.48
Portfolio turnover rate (%)	51 **	81	68	65	79	52
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.
42	|	DWS Enhanced Commodity Strategy Fund

DWS Enhanced Commodity Strategy Fund — Institutional Class
	Six Months Ended 12/31/21	Years Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$11.40	$8.06	$9.62	$11.90	$11.05	$12.80
Income (loss) from investment operations:
Net investment income[a]	.03	.07	.13	.19	.13	.07
Net realized and unrealized gain (loss)	.52	3.37	(1.52)	(1.29)	.79	(.99)
Total from investment operations	.55	3.44	(1.39)	(1.10)	.92	(.92)
Less distributions from:
Net investment income	(3.63)	(.10)	(.17)	(1.18)	(.07)	(.83)
Redemption fees	—	—	—	—	—	.00 *
Net asset value, end of period	$8.32	$11.40	$8.06	$9.62	$11.90	$11.05
Total Return (%)[b]	4.92 **	42.94	(14.58)	(9.47)	8.31	(7.40)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,784	1,848	1,371	2,450	2,769	2,246
Ratio of expenses before expense reductions (%)	1.04 ***	1.09	1.19	1.16	1.13	1.18
Ratio of expenses after expense reductions (%)	.89 ***	.89	.90	.99	.99	.99
Ratio of net investment income (%)	.52 ***	.73	1.46	1.79	1.09	.62
Portfolio turnover rate (%)	51 **	81	68	65	79	52
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the consolidated financial statements.
DWS Enhanced Commodity Strategy Fund	|	43

Notes to Consolidated Financial Statements
(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Enhanced Commodity Strategy Fund (the “Fund” ) is a diversified series of Deutsche DWS Securities Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an
44	|	DWS Enhanced Commodity Strategy Fund

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its consolidated financial statements.
Principles of Consolidation. The Fund invests indirectly in commodities markets through a wholly owned subsidiary, Cayman Commodity Fund II, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary” ). The Fund and the Subsidiary are each a commodity pool and are subject to the requirements of the Commodity Exchange Act (“CEA” ), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC” ) promulgated thereunder. DWS Investment Management Americas, Inc. (the “Advisor” ) acts as a commodity pool operator with respect to the operation of the Fund and the Subsidiary as commodity pools under and pursuant to the CEA. The Advisor, the Fund and the Subsidiary are subject to dual regulation by the CFTC and the Securities and Exchange Commission. Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as futures and options contracts and commodity-linked swaps. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of December 31, 2021, the Fund’s investment in the Subsidiary was $429,858,918, representing 21.3% of the Fund’s total assets.
The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are
DWS Enhanced Commodity Strategy Fund	|	45

reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1 securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the
46	|	DWS Enhanced Commodity Strategy Fund

company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Consolidated Investment Portfolio.
Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended December 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.04% annualized effective rate as of December 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of December 31, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
DWS Enhanced Commodity Strategy Fund	|	47

Remaining Contractual Maturity of the Agreements as of December 31, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Government & Agency Obligations	$ 1,917,000	$ —	$ —	$ —	$ 1,917,000
Exchange-Traded Funds	11,726,275	—	—	—	11,726,275
Total Borrowings	$ 13,643,275	$ —	$ —	$ —	$ 13,643,275
Gross amount of recognized liabilities for securities lending transactions:					$ 13,643,275
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Income from certain commodity-linked derivatives does not constitute “qualifying income”  to the Fund. Receipt of such income could cause the Fund to be subject to tax at the Fund level. The IRS has issued a private letter ruling to the Fund stating that such income earned through its wholly owned Subsidiary constitutes qualifying income. The Fund is required to increase its taxable income by its share of the Subsidiary’s income, including net gains from commodity-linked transactions. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income for future periods.
48	|	DWS Enhanced Commodity Strategy Fund

At June 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $23,677,000, including short-term losses ($3,930,000) and long-term losses ($19,747,000), which may be applied against realized net taxable capital gains indefinitely.
At December 31, 2021, the aggregate cost of investments for federal income tax purposes was $2,485,105,881. The net unrealized depreciation for all investments based on tax cost was $557,192,616. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $476,928,017 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,034,120,633.
The Fund has reviewed the tax positions for the open tax years as of June 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s consolidated financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures, swap contracts, and investment in the Subsidiary. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against
DWS Enhanced Commodity Strategy Fund	|	49

the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.	Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Consolidated Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
Commodity-linked swap agreements involve a commitment to pay interest in exchange for a commodity-linked return based on a notional
50	|	DWS Enhanced Commodity Strategy Fund

amount. To the extent the return of the reference commodity or commodity index underlying the commodity-linked swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. For the six months ended December 31, 2021, the Fund entered into commodity-linked swap agreements to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities.
A summary of the open commodity-linked swap contracts as of December 31, 2021 is included in a table following the Fund’s Consolidated Investment Portfolio. For the six months ended December 31, 2021, the investment in long commodity-linked swap contracts had a total notional amount generally indicative of a range from approximately $2,770,153,000 to $2,983,388,000, and the investment in short commodity-linked swap contracts had a total notional amount generally indicative of a range from $0 to approximately $64,904,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended December 31, 2021, the Fund entered into commodity futures contracts and futures options contracts to gain exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities, and entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2021, is included in a table following the Fund’s Consolidated Investment Portfolio.
DWS Enhanced Commodity Strategy Fund	|	51

There were no open futures options contracts as of December 31, 2021. For the six months ended December 31, 2021, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $38,080,000 to $93,163,000, the investment in futures options contracts purchased had a total notional value generally indicative of a range from $0 to $2,640,000, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $39,430,000 to $157,708,000, and the investment in futures options contracts sold had a total notional value generally indicative of a range from $0 to $1,776,000.
The following tables summarize the value of the Fund’s derivative instruments held as of December 31, 2021 and the related location in the accompanying Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$ 63,687,553	$ 837,000	$ 64,524,553
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.
(b)	Unrealized appreciation on bilateral swap contracts
Liability Derivative	Swap Contracts	Futures Contracts	Total
Commodity Contracts (a) (b)	$ (1,282,057)	$ (1,083,750)	$ (2,365,807)
Each of the above derivatives is located in the following Consolidated Statement of Assets and Liabilities accounts:
(a)	Includes cumulative depreciation of futures contracts as disclosed in the Consolidated Investment Portfolio. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.
(b)	Unrealized depreciation on bilateral swap contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended December 31, 2021 and the related location in the accompanying
52	|	DWS Enhanced Commodity Strategy Fund

Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ (117,116)	$ (117,116)
Commodity Contracts (a)	50,568,003	(6,790,791)	43,777,212
	$50,568,003	$(6,907,907)	$43,660,096
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:
(a)	Net realized gain (loss) from swap contracts and futures and futures options contracts, respectively
Change in Net Unrealized Appreciation (Depreciation)
	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ (90,375)	$ (90,375)
Commodity Contracts (a)	59,270,058	3,241,736	62,511,794
	$ 59,270,058	$ 3,151,361	$ 62,421,419
Each of the above derivatives is located in the following Consolidated Statement of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on swap contracts and futures and futures options contracts, respectively
As of December 31, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Consolidated
DWS Enhanced Commodity Strategy Fund	|	53

Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received (a)	Net Amount of Derivative Assets
Barclays Bank PLC	$ 3,062,382	$ —	$ —	$ —	$ 3,062,382
BNP Paribas	3,903,804	(131,847)	—	—	3,771,957
Canadian Imperial Bank of Commerce	1,799,355	—	—	—	1,799,355
Citigroup, Inc.	10,486,973	—	—	—	10,486,973
Credit Suisse	3,123,180	—	—	(3,123,180)	—
Goldman Sachs & Co.	8,332,628	—	—	(8,332,628)	—
JPMorgan Chase Securities, Inc.	9,561,284	(188,549)	—	—	9,372,735
Macquarie Bank Ltd.	3,245,002	—	—	—	3,245,002
Merrill Lynch International Ltd.	4,094,511	(40,518)	—	—	4,053,993
Morgan Stanley	2,007,793	—	—	—	2,007,793
Royal Bank of Canada	4,899,870	(60,974)	—	—	4,838,896
Societe Generale	3,271,127	(463,940)	—	—	2,807,187
UBS AG	5,899,644	(396,229)	—	—	5,503,415
	$ 63,687,553	$ (1,282,057)	$ —	$ (11,455,808)	$ 50,949,688

54	|	DWS Enhanced Commodity Strategy Fund

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
BNP Paribas	$ 131,847	$ (131,847)	$ —	$ —	$ —
JPMorgan Chase Securities, Inc.	188,549	(188,549)	—	—	—
Merrill Lynch International Ltd.	40,518	(40,518)	—	—	—
Royal Bank of Canada	60,974	(60,974)	—	—	—
Societe Generale	463,940	(463,940)	—	—	—
UBS AG	396,229	(396,229)	—	—	—
	$ 1,282,057	$ (1,282,057)	$ —	$ —	$ —
(a)	The actual collateral received and/or pledged may be more than the amounts shown.
C.	Purchases and Sales of Securities
During the six months ended December 31, 2021, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$177,709,471	$ 85,936,759
U.S. Treasury Obligations	$638,468,258	$725,901,793
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net
DWS Enhanced Commodity Strategy Fund	|	55

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.850%
Next $500 million of such net assets	.800%
Next $500 million of such net assets	.750%
Next $1 billion of such assets	.725%
Next $1 billion of such assets	.700%
Next $1.5 billion of such net assets	.675%
Over $5 billion of such net assets	.650%
Accordingly, for the six months ended December 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.78% of the Fund’s average daily net assets.
For the period from July 1, 2021 through September 30, 2021 (through September 30, 2022 for Class R6 and Institutional Class shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.21%
Class T	1.21%
Class C	1.96%
Class R6	.89%
Class S	1.01%
Institutional Class	.89%
Effective October 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of certain classes as follows:
Class A	1.29%
Class T	1.29%
Class C	2.04%
Class S	1.09%
56	|	DWS Enhanced Commodity Strategy Fund

For the six months ended December 31, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 49,801
Class T	2
Class C	1,893
Class R6	18,146
Class S	37,033
Institutional Class	1,438,506
$ 1,545,381
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended December 31, 2021, the Administration Fee was $1,001,909, of which $161,195 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended December 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2021
Class A	$ 4,541	$ 1,678
Class T	13	4
Class C	320	194
Class R6	13,012	4,596
Class S	4,534	1,379
Institutional Class	6,013	1,991
	$ 28,433	$ 9,842
In addition, for the six months ended December 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Consolidated
DWS Enhanced Commodity Strategy Fund	|	57

Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 80,261
Class C	6,110
Class S	79,318
Institutional Class	1,198,200
$ 1,363,889
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended December 31, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at December 31, 2021
Class C	$ 56,155	$ 9,627
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended December 31, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2021	Annualized Rate
Class A	$ 104,448	$ 33,543.25%
Class T	9	7.15%
Class C	18,587	6,585.25%
	$ 123,044	$ 40,135
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended December 31, 2021 aggregated $5,268.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares
58	|	DWS Enhanced Commodity Strategy Fund

redeemed for Class C. For the six months ended December 31, 2021, the CDSC for Class C shares aggregated $2,049. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended December 31, 2021, the amount charged to the Fund by DIMA included in the Consolidated Statement of Operations under “Reports to shareholders”  aggregated $770, of which $210 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2021.
DWS Enhanced Commodity Strategy Fund	|	59

F.	Investing in Commodities-Related Investments
The Fund invests in commodity-linked derivative instruments such as commodity-linked swaps, commodity-linked structured notes and options and futures contracts that are designed to provide exposure to the investment return of assets that trade in the commodity markets, without investing directly in physical commodities. The commodities-linked derivatives instruments in which the Fund invests are more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables based upon changes in the value of commodities or the commodities markets. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels and international economic, political and regulatory developments. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price.
G.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,089,977	$ 27,267,102	3,743,225	$ 35,453,341
Class C	611,701	5,271,918	683,448	6,118,452
Class R6	990,389	8,943,030	1,856,611	17,772,033
Class S	1,185,479	10,431,888	2,207,939	20,243,290
Institutional Class	52,472,093	471,719,943	84,137,849	792,307,723
		$ 523,633,881		$ 871,894,839
60	|	DWS Enhanced Commodity Strategy Fund

	Six Months Ended December 31, 2021		Year Ended June 30, 2021
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	1,526,925	$ 12,474,077	24,425	$ 214,879
Class T	458	3,740	7	64
Class C	575,224	4,204,886	2,079	15,779
Class R6	1,022,688	8,476,725	27,602	252,011
Class S	2,490,200	20,591,556	72,895	650,545
Institutional Class	64,819,545	537,917,012	1,617,794	14,826,990
		$ 583,667,996		$ 15,960,268
Shares redeemed
Class A	(2,687,117)	$ (26,198,235)	(3,439,340)	$ (32,732,827)
Class C	(506,118)	(4,020,543)	(590,023)	(4,929,291)
Class R6	(1,352,310)	(14,300,442)	(1,752,888)	(16,969,749)
Class S	(1,525,949)	(13,834,850)	(6,455,206)	(59,310,163)
Institutional Class	(64,949,937)	(584,987,617)	(93,862,049)	(887,613,335)
		$ (643,341,687)		$ (1,001,555,365)
Net increase (decrease)
Class A	1,929,785	$ 13,542,944	328,310	$ 2,935,393
Class T	458	3,740	7	64
Class C	680,807	5,456,261	95,504	1,204,940
Class R6	660,767	3,119,313	131,325	1,054,295
Class S	2,149,730	17,188,594	(4,174,372)	(38,416,328)
Institutional Class	52,341,701	424,649,338	(8,106,406)	(80,478,622)
		$ 463,960,190		$ (113,700,258)
H.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries,
DWS Enhanced Commodity Strategy Fund	|	61

industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
62	|	DWS Enhanced Commodity Strategy Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2021 to December 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
DWS Enhanced Commodity Strategy Fund	|	63

Expenses and Value of a $1,000 Investment
for the six months ended December 31, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/21	$1,047.80	$1,046.70	$1,042.80	$1,050.20	$1,049.00	$1,049.20
Expenses Paid per $1,000*	$ 6.45	$ 6.40	$ 10.14	$ 4.60	$ 5.42	$ 4.60
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 7/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/21	$1,018.90	$1,018.95	$1,015.27	$1,020.72	$1,019.91	$1,020.72
Expenses Paid per $1,000*	$ 6.36	$ 6.31	$ 10.01	$ 4.53	$ 5.35	$ 4.53
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Enhanced Commodity Strategy Fund	1.25%	1.24%	1.97%	.89%	1.05%	.89%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
64	|	DWS Enhanced Commodity Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Enhanced Commodity Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Enhanced Commodity Strategy Fund	|	65

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment
66	|	DWS Enhanced Commodity Strategy Fund

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, in connection with the 2020 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%, effective October 1, 2020. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the
DWS Enhanced Commodity Strategy Fund	|	67

information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees
68	|	DWS Enhanced Commodity Strategy Fund

and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Enhanced Commodity Strategy Fund	|	69

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
70	|	DWS Enhanced Commodity Strategy Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SKNRX	SKSTX	SKCRX	SKSRX	SKIRX
CUSIP Number	25159L 877	25159L 380	25159L 851	25159L 844	25159L 836
Fund Number	485	1785	785	2085	817
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	SKRRX
CUSIP Number	25159L 448
Fund Number	1685
DWS Enhanced Commodity Strategy Fund	|	71

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

72	|	DWS Enhanced Commodity Strategy Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
DWS Enhanced Commodity Strategy Fund	|	73

Notes

Notes

DECSF-3
(R-025782-11 2/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/1/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/1/2022